Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis

Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the condensed consolidated interim statements of financial position is as follows:

(In millions)	Note	Level 1	Level 2	Level 3	Total
Crypto assets held(1)		¥44,680	¥—	¥—	¥44,680
Other financial assets(2)		22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings		¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liabilities	5	398	—	—	398
Private warrant liabilities(3)	5	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889
(In millions)	Note	Level 1	Level 2	Level 3	Total
Crypto assets held(1)		¥53,613	¥—	¥—	¥53,613
Other financial assets(2)		25	—	143	168
Total		¥53,638	¥—	¥143	¥53,781

Crypto asset borrowings		¥53,307	¥—	¥—	¥53,307
Warrant liability
Public warrant liabilities	5	593	—	—	593
Private warrant liabilities(3)	5			22	22
Total		¥53,900	¥—	¥22	¥53,922

(1)      Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.

(2)      USD Coin which is included in “Other financial assets” is categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.

(3)      Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.

Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the consolidated statements of financial position is as follows:

(In millions)	Note	Level 1	Level 2	Level 3	Total
Crypto assets held(1)	13	¥44,207	¥—	¥—	¥44,207
Other financial assets(2)	15	2	3	39	44
Total		¥44,209	¥3	¥39	¥44,251

Crypto asset borrowings	20	¥44,020	¥—	¥—	¥44,020
Other financial liabilities(2)	21	—	1	—	1
Total		¥44,020	¥1	¥—	¥44,021
(In millions)	Note	Level 1	Level 2	Level 3	Total
Crypto assets held(1)	13	¥44,680	¥—	¥—	¥44,680
Other financial assets(2)	15	22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings	20	¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liability	24	398	—	—	398
Private warrant liability(3)	24	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889

(1)      Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.

(2)      USD Coin which is included in “Other financial assets” is categorized as Level 1. Derivative assets and derivative liabilities which are included in “Other financial assets” and “Other financial liabilities” are categorized as Level 2. Other financial assets categorized as Level 3 are equity investments in non-listed company by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.

(3)      Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities during the period were as follows.

Schedule of Other Financial Assets Measured at Fair Value on a Recurring Basis

The following table presents a reconciliation of other financial assets and warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	For the three months ended June 30
(In millions)	2024	2025
Balance, beginning of period	¥39	¥46
Purchases	—	100
Change in fair value	(3)	(3)
Balance, end of period	¥36	¥143

The following table presents a reconciliation of other financial assets and warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	As of March 31,
(In millions)	2024	2025
Balance, beginning of period	¥40	¥39
Fair value recorded in connection with acquisition	10	21
Change in fair value	(11)	(4)
Settlement	—	(10)
Balance, end of period	¥39	¥46

Schedule of Private Warrant Liability	Private warrant liabilities

(In millions)	For the three months ended June 30, 2025
Balance, beginning of period	¥12
Change in fair value	11
Foreign exchange impact	(1)
¥22
Private warrant liabilities
As of March 31, 2025
(In millions)
Initial recognition, December 10, 2024	¥56
Change in fair value	(45)
Foreign exchange impact	1
As of March 31,2025	¥12

Schedule of Assumptions Used to Value the Private Warrant Liabilities
	As of
	March 31, 2025		June 30, 2025
Exercise price	USD	11.5	USD	11.5
Share price	USD	5.1	USD	5.5
Volatility		35.9%		42.5%
Expected life (in years)		4.7		4.5
Risk-free rate		3.95%		3.76%
Dividend yield		0.00%		0.00%

	Initial value December 10, 2024		March 31, 2025

Exercise price	USD	11.5	USD	11.5
Share price	USD	12.2	USD	5.1
Volatility		1%		35.9%
Expected life (in years)		5		4.7
Risk-free rate		4.09%		3.95%
Dividend yield		$—		$—